REVENUE RECOGNITION (Tables)	Jun. 13, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenues

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Engineering Design Services	$1,532,414	$549,636	$3,659,667	$1,986,856
Optical Components	1,927,963	1,456,213	4,873,294	4,330,511
Medical Device Products and Assemblies	1,190,975	452,441	2,351,776	1,684,274
Total Revenues	$4,651,352	$2,458,290	$10,884,737	$8,001,641

Schedule of contract liabilities

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Contract Liabilities, Beginning of Period	$1,137,470	$151,877	$450,084	$417,059
Assumed in Business Acquisition	–	–	826,679	–
Unearned Revenue Received from Customers	774,316	442,681	1,388,700	614,384
Revenue Recognized	(893,511)	(361,674)	(1,647,188)	(798,559)
Contract Liabilities, End of Period	$1,018,275	$232,884	$1,018,275	$232,884